Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders' equity (Tables) [Abstract]
Capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value

The capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value.

	Thousand of shares
	2018			2017
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	82,043	107,699	189,742	66,207	91,779	157,986
Foreign residents	3,736,652	3,572,137	7,308,789	3,752,488	3,588,057	7,340,545
Total shares	3,818,695	3,679,836	7,498,531	3,818,695	3,679,836	7,498,531
(-) Treasury shares	(13,317)	(13,317)	(26,634)	(5,845)	(5,845)	(11,690)
Total outstanding	3,805,378	3,666,519	7,471,897	3,812,850	3,673,991	7,486,841

	Thousand of shares
				2016
				Common	Preferred	Total
Brazilian residents				67,498	92,949	160,447
Foreign residents				3,783,473	3,619,163	7,402,636
Total shares				3,850,971	3,712,112	7,563,083
(-) Treasury shares				(25,786)	(25,786)	(51,572)
Total outstanding				3,825,185	3,686,326	7,511,511

b) Dividends and Interest on Capital

Mandatory dividend

Prior to the annual shareholders meeting, the Board of Directors may resolve on the declaration and payment of dividends on earnings based on (i) financial statements or earning reserves shown in the last financial statement; or (ii) financial statements issued in the period shorter than 6 months, since the total dividends paid in each half of the fiscal year shall do not exceed the amount of capital reserves. These dividends are fully attributed to the mandatory dividend.

	2018
	Thousand of reais	Real per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (6)	600,000	76.3304	83.9634	160.2938
Intercalary Dividends (2) (6)	600,000	76.4956	84.1451	160.6407
Interest on Capital (3) (6)	600,000	76.4985	84.1484	160.6469
Interest on Capital (4) (6)	2,880,000	367.4149	404.1564	771.5713
Intercalary Dividends (5) (6)	1,920,000	244.9433	269.4376	514.3809
Total	6,600,000

(1)   Established by the Board of Directors in March 27, 2018, Common Shares - R$64.8808, preferred - R$71.3689  e Units - R$136.2497 net of taxes and were be paid in April 26, 2018, without any remuneration for monetary restatement.

(2)   Established by the Board of Directors in June 2018, and were be paid on July 27, 2018 without any compensation as monetary correction.

(3)   Established by the Board of Directors in September 28, 2018, Common Shares - R$65.0237, preferred - R$71.5261 e Units - R$136.5498  net of taxes and were be paid in October 26, 2018, without any remuneration for monetary restatement.

(4)   Established by the Board of Directors in December 28, 2018, Common Shares - R$312.3027, preferred - R$343.5329 e Units - R$655.8356 net of taxes and will be paid in February 26, 2019, without any remuneration for monetary restatement.

(5)   Established by the Board of Directors in December 28, 2018, and will be paid on February 26, 2019 without any compensation as monetary correction.

(6)   The amount of interest on stockholders' equity will be fully charged to the mandatory minimum dividends to be distributed by the Bank for the year 2018.

	2017
	Thousand of reais	Real per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (6)	500,000	63.3780	69.7158	133.0938
Interest on Capital (2) (6)	500,000	63.5280	69.8808	133.4088
Interest on Capital (3) (6)	500,000	63.5917	69.9509	133.5426
Intercalary Dividends (4) (6)	2,500,000	318.2994	350.1293	668.4287
Interest on Capital (5) (6)	2,300,000	292.8354	322.1190	614.9544
Total	6,300,000

(1) Established by the Board of Directors in April 2017, Common Shares -  R$53.8713, preferred - R$59.2584 and Units - R$113.1297 net of taxes, and was paid on May 26, 2017 without any compensation as monetary correction.

(2) Established by the Board of Directors in July 2017, Common Shares -  R$53.9988, preferred - R$59.3987 and Units - R$113.3975 net of taxes, and was paid on August 25, 2017 without any compensation as monetary correction.

(3) Established by the Board of Directors in September 2017, Common Shares -  R$54.0530, preferred - R$59.4583 and Units - R$113.5113 net of taxes, and was paid  on October 26, 2017 without any compensation as monetary correction.

(4) Established by the Board of Directors in December 2017, and was paid  on  February 26, 2018 without any compensation as monetary correction.

(5) Established by the Board of Directors in December 2017, Common Shares - R$248.9101, preferred  - R$273.8011 and Units - R$522.7112  net of taxes, was paid  on  February 26, 2018 without any compensation as monetary correction..

(6) The amount of interest on shareholders' equity and interim dividends was fully charged to the mandatory dividends for the year 2017.

	2016
	Thousand of reais	Reais per Thousand Shares / Units
		Common	Preferred	Units

Intercalary Dividends (1) (5)	500,000	63.4290	69.7719	133.2009
Intermediary Dividends (2) (5)	700,000	88.8309	97.7140	186.5449
Intercalary Dividends (2) (5)	700,000	88.8309	97.7140	186.5449
Interest on Capital (3) (5)	3,350,000	425.1192	467.6311	892.7503
Total	5,250,000

(1) Established by the Board of Directors in June 2016, Common Shares - R$53.9146, preferred - R$59.3061 and Units - R$113.2207 net of taxes.

(2) Established by the Board of Directors in December 2016.

(3) Established by the Board of Directors in December 2016, Common Shares- R$361.3513, preferred - R$397.4864 and Units - R$758.8377 net of taxes.

(4) 'The amount of the interest on capital were fully input into the mandatory dividends for the year 2016 and were be paid  from August 26, 2016 without any compensation as monetary correction.

(5) The amount of intermediate, intercalary dividends and interest on capital will be fully attributed to supplementary and mandatory dividends for the year 2016 and was paid on February 23, 2017, without any compensation to the restatement.

Buyback Program

The Buyback has the purpose to (1) maximize the value creation to stockholders by means of an efficient capital structure management; and (2) enable the payment of officers, management level employees and others Bank's employees and companies under its control, according to the Long Term Incentive Plans. The term of the Buyback Program is 12 months counted from November 6, 2018, and will expire on November 5, 2019.

	2018	2017		2016
	Quantity	Quantity	Quantity
	Units	Units	Units	ADRs
Treasury shares at beginning of the period	1,773	25,786	7,080	13,138
Shares Acquisitions	15,816	12,768	14,284	-
Cancellation of Shares (1)(2)(3)	-	(32,276)	13,138	(13,138)
Payment - Share-based compensation	(4,272)	(4,505)	(8,716)	-
Treasury shares at end of the period	13,317	1,773	25,786	-
Balance of Treasury Shares in thousand of reais (2)	R$ 460,550	R$ 148,246	R$ 513,889	R$ 0
Issuance Costs in thousands of Reais	R$ 882	R$ 194	R$ 145	R$ 0
Balance of Treasury Shares in thousands of reais	R$ 461,432	R$ 148,440	R$ 514,034	R$ 0

Cost/Share Price	Units	Units	Units	ADRs
Minimum cost	R$7.55	R$7.55	R$7.55	US$ 4,37
Weighted average cost	R$28.59	R$24.41	R$19.93	US$ 6,17
Maximum cost	R$43.84	R$32.29	R$26.81	US$ 10,21
Share Price	R$42.70	R$31.88	R$28.32	US$ 8,58

(1) In January 2016 was the transformation of all ADRs that were held in treasury for UNIT's.